Acquisitions And Divestitures	12 Months Ended
Sep. 30, 2011
Acquisitions And Divestitures [Abstract]
Acquisitions And Divestitures
(3)  Acquisitions and Divestitures

The Company acquired several small businesses during 2011, mainly in the Process Management and Climate Technologies segments. Total cash paid for all businesses was approximately $232, net of cash acquired of $2. Annualized sales for businesses acquired in 2011 were approximately $100. Goodwill of $125 (none of which is expected to be deductible for tax purposes) and identifiable intangible assets of $75, primarily customer relationships and patents and technology with a weighted-average life of approximately 12 years, were recognized from these transactions. All of these acquisitions were complementary to the existing business portfolio and none was individually significant.

In the fourth quarter of 2011, the Company sold its heating elements unit, which was previously included in the Tools and Storage segment, for $73, resulting in an after-tax gain of $21 ($30 of income taxes). Heating elements had 2011 fourth quarter sales of $12 and net earnings of $1. Only the gain on divestiture and fourth quarter operating results for heating elements, and the impact of finalizing the 2010 Motors and LANDesk divestitures, have been classified as discontinued operations for 2011; prior fiscal 2011 quarters and prior year results of operations for heating elements were inconsequential and have not been reclassified.

The Company acquired one-hundred percent of Chloride Group PLC during the fourth quarter of 2010 and Avocent Corporation during the first quarter of 2010. Chloride provides commercial and industrial uninterruptible power supply systems and services, which significantly strengthened the Company's Network Power business in Europe, and is included in the Network Power segment. Avocent products enhance companies' integrated data center management capabilities, which strongly positions Emerson for the growth of infrastructure management in data centers worldwide, and is included in the Network Power segment.
The purchase price of Avocent and Chloride was allocated to assets and liabilities as follows:

Accounts receivable	$197
Inventory	155
Property, plant & equipment and other assets	148
Intangibles	1,071
Goodwill	1,509
Assets held for sale, including deferred taxes	278
Total assets	3,358
Accounts payable and accrued expenses	183
Debt assumed	165
Deferred taxes and other liabilities	395
Cash paid, net of cash acquired	$2,615

Results of operations for 2010 included combined sales of $373 and a combined net loss of $73 from Avocent and Chloride, including intangible asset amortization, interest, first year acquisition accounting charges and deal costs. Pro forma sales and net earnings common stockholders of the Company including full year results of operations for Avocent and Chloride were approximately $21.6 billion and $2.1 billion in 2010, and $21.0 billion and $1.6 billion in 2009, respectively. These pro forma results include intangible asset amortization and interest cost in both periods, and first year acquisition accounting charges and deal costs in 2009.

In addition to Chloride and Avocent, the Company acquired SSB, a designer and manufacturer of electrical pitch systems and controls used in wind turbine generators which is reported in the Industrial Automation segment, and other smaller businesses during 2010 reported mainly in the Process Management and Industrial Automation segments. Total cash paid for all businesses was approximately $2,843, net of cash acquired of $150. Additionally, the Company assumed debt of $169. Annualized sales for businesses acquired in 2010 were approximately $1.1 billion. Identifiable intangible assets of $1,166, primarily customer relationships and intellectual property with a weighted-average life of approximately 10 years, were recognized along with goodwill of $1,633, of which only a small amount is tax deductible.

In the fourth quarter 2010, the Company sold the LANDesk business unit, which was acquired as part of Avocent and was not a strategic fit with Emerson, for $230, resulting in an after-tax gain of $12 ($10 of income taxes). Additionally, LANDesk incurred operating losses of $19. This business was classified as discontinued operations throughout 2010. Also in the fourth quarter of 2010, the Company sold its appliance motors and U.S. commercial and industrial motors businesses (Motors) which had slower growth profiles and were formerly reported in the Tools and Storage segment. Proceeds from the sale were $622 resulting in an after-tax gain of $155 ($126 of income taxes). The Motors disposition included working capital of $98, property, plant and equipment of $152, goodwill of $44, and other of $47. The Motors businesses had total annual sales of $827 and $813 and net earnings (excluding the divestiture gain) of $38 and $9 in 2010 and 2009, respectively. Results of operations for Motors have been reclassified into discontinued operations for 2010 and earlier periods.

The Company acquired one-hundred percent of Roxar ASA during the third quarter of 2009, Trident Powercraft Private Limited during the second quarter of 2009 and System Plast S.p.A. during the first quarter of 2009. Roxar is a global supplier of measurement solutions and software for reservoir production optimization, enhanced oil and gas recovery and flow assurance and is included in the Process Management segment. Trident Power is a manufacturer and supplier of power generating alternators and other products and is included in the Industrial Automation segment. System Plast is a manufacturer of engineered modular belts and custom conveyer components for the food processing and packaging industries and is included in the Industrial Automation segment. In addition to Roxar, Trident Power and System Plast, the Company acquired other smaller businesses during 2009, mainly in the Climate Technologies, Tools and Storage and Process Management segments. Total cash paid for all businesses was approximately $776, net of cash acquired of $31. Additionally, the Company assumed debt of $230. Annualized sales for businesses acquired in 2009 were approximately $530. Goodwill of $541 ($34 of which is expected to be deductible for tax purposes) and identifiable intangible assets of $365, primarily customer relationships and patents and technology with a weighted-average life of 12 years, were recognized from these transactions in 2009.

The results of operations of the businesses discussed above have been included in the Company's consolidated results of operations since the respective dates of acquisition.